Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Goldman Sachs Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Small Cap Value Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-100 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2014 was 46% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-100 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. As of September 30, 2014, the capitalization range of the Russell 2000® Value Index was between $56 million and $4.0 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

			The Fund’s benchmark index is the Russell 2000® Value Index.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

REIT Risk.  Risks associated with investments such as REITs in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

			Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Class A Shares from year to year; and (b) how the average annual total returns of the Fund's Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including "Best Quarter" and "Worst Quarter" information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the 6-month period ended June 30, 2015 was 2.22%. Best Quarter Q3 ‘09 +19.78% Worst Quarter Q4 ‘08 –24.77%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Small Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.35%
1 Year		rr_ExpenseExampleYear01	$ 680
3 Years		rr_ExpenseExampleYear03	964
5 Years		rr_ExpenseExampleYear05	1,269
10 Years		rr_ExpenseExampleYear10	$ 2,133
2005		rr_AnnualReturn2005	3.18%
2006		rr_AnnualReturn2006	17.34%
2007		rr_AnnualReturn2007	(5.71%)
2008		rr_AnnualReturn2008	(27.15%)
2009		rr_AnnualReturn2009	27.70%
2010		rr_AnnualReturn2010	25.88%
2011		rr_AnnualReturn2011	0.42%
2012		rr_AnnualReturn2012	16.02%
2013		rr_AnnualReturn2013	38.28%
2014		rr_AnnualReturn2014	6.86%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.22%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.78%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.77%)
1 Year		rr_AverageAnnualReturnYear01	0.98%
5 Years		rr_AverageAnnualReturnYear05	15.41%
10 Years		rr_AverageAnnualReturnYear10	8.07%
Since Inception		rr_AverageAnnualReturnSinceInception	10.83%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 22, 1992
Goldman Sachs Small Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.15%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	2.10%
1 Year		rr_ExpenseExampleYear01	$ 313
3 Years		rr_ExpenseExampleYear03	668
5 Years		rr_ExpenseExampleYear05	1,150
10 Years		rr_ExpenseExampleYear10	2,479
1 Year		rr_ExpenseExampleNoRedemptionYear01	213
3 Years		rr_ExpenseExampleNoRedemptionYear03	668
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,150
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,479
1 Year		rr_AverageAnnualReturnYear01	5.00%
5 Years		rr_AverageAnnualReturnYear05	15.85%
10 Years		rr_AverageAnnualReturnYear10	7.88%
Since Inception		rr_AverageAnnualReturnSinceInception	8.93%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.95%
1 Year		rr_ExpenseExampleYear01	$ 97
3 Years		rr_ExpenseExampleYear03	313
5 Years		rr_ExpenseExampleYear05	548
10 Years		rr_ExpenseExampleYear10	$ 1,220
1 Year		rr_AverageAnnualReturnYear01	7.28%
5 Years		rr_AverageAnnualReturnYear05	17.19%
10 Years		rr_AverageAnnualReturnYear10	9.13%
Since Inception		rr_AverageAnnualReturnSinceInception	10.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Service
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.45%
1 Year		rr_ExpenseExampleYear01	$ 148
3 Years		rr_ExpenseExampleYear03	469
5 Years		rr_ExpenseExampleYear05	814
10 Years		rr_ExpenseExampleYear10	$ 1,786
1 Year		rr_AverageAnnualReturnYear01	6.75%
5 Years		rr_AverageAnnualReturnYear05	16.61%
10 Years		rr_AverageAnnualReturnYear10	8.58%
Since Inception		rr_AverageAnnualReturnSinceInception	11.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.10%
1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	360
5 Years		rr_ExpenseExampleYear05	628
10 Years		rr_ExpenseExampleYear10	$ 1,393
1 Year		rr_AverageAnnualReturnYear01	7.14%
5 Years		rr_AverageAnnualReturnYear05	17.02%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	10.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Small Cap Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.65%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.60%
1 Year		rr_ExpenseExampleYear01	$ 163
3 Years		rr_ExpenseExampleYear03	515
5 Years		rr_ExpenseExampleYear05	892
10 Years		rr_ExpenseExampleYear10	$ 1,950
1 Year		rr_AverageAnnualReturnYear01	6.60%
5 Years		rr_AverageAnnualReturnYear05	16.43%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	9.91%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Small Cap Value Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.93%
1 Year		rr_ExpenseExampleYear01	$ 95
3 Years		rr_ExpenseExampleYear03	307
5 Years		rr_ExpenseExampleYear05	537
10 Years		rr_ExpenseExampleYear10	$ 1,197
1 Year	[5]	rr_AverageAnnualReturnYear01	7.28%
5 Years	[5]	rr_AverageAnnualReturnYear05	17.19%
10 Years	[5]	rr_AverageAnnualReturnYear10	9.13%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Small Cap Value Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.14%)
5 Years		rr_AverageAnnualReturnYear05	14.04%
10 Years		rr_AverageAnnualReturnYear10	6.71%
Since Inception		rr_AverageAnnualReturnSinceInception	9.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 22, 1992
Goldman Sachs Small Cap Value Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.90%
5 Years		rr_AverageAnnualReturnYear05	12.28%
10 Years		rr_AverageAnnualReturnYear10	6.30%
Since Inception		rr_AverageAnnualReturnSinceInception	8.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 22, 1992
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Since Inception		rr_AverageAnnualReturnSinceInception	11.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 22, 1992
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Since Inception		rr_AverageAnnualReturnSinceInception	8.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Since Inception		rr_AverageAnnualReturnSinceInception	8.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Service
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Since Inception		rr_AverageAnnualReturnSinceInception	11.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	7.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	7.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	4.22%
5 Years	[5]	rr_AverageAnnualReturnYear05	14.25%
10 Years	[5]	rr_AverageAnnualReturnYear10	6.88%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.93% as an annual percentage rate of the average daily net assets of the Fund (achieved by applying this rate to the first $2 billion in Fund assets, and the lower contractual rates thereafter); and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.